Note 17 - Fair Value Of Financial Instruments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 17 - Fair Value Of Financial Instruments (Details) [Line Items]
Other Commitment	$ 75,097,000	$ 83,151,000
Commitments to Extend Credit [Member]
Note 17 - Fair Value Of Financial Instruments (Details) [Line Items]
Other Commitment	$ 76,322,000	$ 85,643,000